Schedule of Share Based Compensation Valuation Assumption (Detail) - 2006 Unit Plan	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Risk-free interest rate	13.00%
Risk-free interest rate, minimum		0.21%	0.21%
Risk-free interest rate, maximum		0.27%	0.27%
Expected term	1 year
Expected volatility	30.00%	40.00%	40.00%
Minimum
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected term		1 year 8 months 12 days	1 year 8 months 12 days
Maximum
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Expected term		2 years 4 months 24 days	2 years 4 months 24 days